ORGANIZATION AND PRINCIPAL ACTIVITIES (Tables)	6 Months Ended
Jun. 30, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
SCHEDULE OF SUBSIDIARIES

As of June 30, 2025, the Company’s subsidiaries are as follows:

	Date of	Place of	Percentage
	acquisition/	establishment/	of legal
	registration	incorporation	ownership
Subsidiaries:
Chaince Securities, Inc.	April 12, 2023	United States	100%
Chaince Securities, LLC	December 6, 2024	United States	100%
Ucon Capital (HK) Limited	May 21, 2019	Hong Kong	100%
Chaince (Shenzhen) Consulting Co., Ltd.	July 23, 2025	China	100%
Mercurity Fintech Technology Holding Inc.	July 15, 2022	United States	100%
*Mercurity Limited	May 21, 2019	British Virgin Islands	100%
*Beijing Lianji Future Technology Co., Ltd.	May 21, 2019	China	100%
*Aifinity Base Limited	February 5, 2025	Hong Kong	51%
*Yingke Precision (Shenzhen) Intelligent Manufacturing Technology Co., Ltd.	March 7, 2025	China	51%

*	Note: Mercurity Limited, Beijing Lianji Future Technology Co., Ltd., Aifinity Base Limited, and Yingke Precision (Shenzhen) Intelligent Manufacturing Technology Co., Ltd. have not actually conducted any business and we have decided to deregister them all.